CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock, at cost	Total Toyota Motor Corporation shareholders' equity	Noncontrolling interests
Balances at Mar. 31, 2014	¥ 15,218,987	¥ 397,050	¥ 551,308	¥ 14,116,295	¥ 528,161	¥ (1,123,666)	¥ 14,469,148	¥ 749,839
Equity transaction with noncontrolling interests and other	6,679		(422)				(422)	7,101
Comprehensive income
Net income	2,307,904			2,173,338			2,173,338	134,566
Other comprehensive income (loss)
Foreign currency translation adjustments	404,352				380,448		380,448	23,904
Unrealized gains (losses) on securities	577,703				567,002		567,002	10,701
Pension liability adjustments	4,316				1,934		1,934	2,382
Total comprehensive income	3,294,275						3,122,722	171,553
Dividends paid to Toyota Motor Corporation common shareholders	(554,933)			(554,933)			(554,933)
Dividends paid to noncontrolling interests	(69,295)							(69,295)
Repurchase of treasury stock	(360,233)					(360,233)	(360,233)
Reissuance of treasury stock	111,849		(2,136)	(23,290)		137,275	111,849
Retirement of treasury stock			(1,696)	(119,463)		121,159
Balances at Mar. 31, 2015	17,647,329	397,050	547,054	15,591,947	1,477,545	(1,225,465)	16,788,131	859,198
Equity transaction with noncontrolling interests and other	5,709		1,972	(97)			1,875	3,834
Comprehensive income
Net income	2,434,211			2,312,694			2,312,694	121,517
Other comprehensive income (loss)
Foreign currency translation adjustments	(395,352)				(362,965)		(362,965)	(32,387)
Unrealized gains (losses) on securities	(312,192)				(302,620)		(302,620)	(9,572)
Pension liability adjustments	(209,181)				(201,192)		(201,192)	(7,989)
Total comprehensive income	1,517,486						1,445,917	71,569
Accretion to Mezzanine equity	(3,638)			(3,638)			(3,638)
Dividends to Toyota Motor Corporation class shareholders	(2,449)			(2,449)			(2,449)
Dividends paid to Toyota Motor Corporation common shareholders	(704,728)			(704,728)			(704,728)
Dividends paid to noncontrolling interests	(73,129)							(73,129)
Repurchase of treasury stock	(782,871)					(782,871)	(782,871)
Reissuance of treasury stock	4,698		183			4,515	4,698
Retirement of treasury stock			(1,048)	(399,489)		400,537
Balances at Mar. 31, 2016	17,608,407	397,050	548,161	16,794,240	610,768	(1,603,284)	16,746,935	861,472
Equity transaction with noncontrolling interests and other	13,347		(35,555)		(2,226)	283,561	245,780	(232,433)
Comprehensive income
Net income	1,926,985			1,831,109			1,831,109	95,876
Other comprehensive income (loss)
Foreign currency translation adjustments	(57,926)				(52,427)		(52,427)	(5,499)
Unrealized gains (losses) on securities	4,279				(8,002)		(8,002)	12,281
Pension liability adjustments	93,312				92,809		92,809	503
Total comprehensive income	1,966,650						1,863,489	103,161
Accretion to Mezzanine equity	(4,849)			(4,849)			(4,849)
Dividends to Toyota Motor Corporation class shareholders	(4,946)			(4,946)			(4,946)
Dividends paid to Toyota Motor Corporation common shareholders	(634,475)			(634,475)			(634,475)
Dividends paid to noncontrolling interests	(63,936)							(63,936)
Repurchase of treasury stock	(700,228)					(700,228)	(700,228)
Reissuance of treasury stock	3,106		(1,219)			4,325	3,106
Retirement of treasury stock			(27,374)	(380,009)		407,383
Balances at Mar. 31, 2017	¥ 18,183,076	¥ 397,050	¥ 484,013	¥ 17,601,070	¥ 640,922	¥ (1,608,243)	¥ 17,514,812	¥ 668,264